Significant Risks and Uncertainties Including Business and Credit Concentrations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 279,222	$ 282,561	$ 279,456
Customer Concentration Risk [Member] | Revenues [Member] | Eni Trading and Shipping S.p.A.
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 44,175	$ 44,610	$ 43,955
Percentage of partnership's consolidated revenues	16.00%	16.00%	16.00%
Customer Concentration Risk [Member] | Revenues [Member] | Fronape International Company, a subsidiary of Petrobras Transporte S.A.
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 45,235	$ 45,116	$ 45,115
Percentage of partnership's consolidated revenues	16.00%	16.00%	17.00%
Customer Concentration Risk [Member] | Revenues [Member] | Repsol Sinopec Brasil, B.V., a subsidiary of Repsol Sinopec Brasil, S.A.
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 33,947	$ 36,346	$ 36,978
Percentage of partnership's consolidated revenues	12.00%	13.00%	13.00%
Customer Concentration Risk [Member] | Revenues [Member] | Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 76,959	$ 66,199	$ 81,816
Percentage of partnership's consolidated revenues	28.00%	23.00%	29.00%
Customer Concentration Risk [Member] | Revenues [Member] | Galp Sinopec Brasil Services BV
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 35,684	$ 35,541	$ 30,029
Percentage of partnership's consolidated revenues	13.00%	13.00%	11.00%